Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

The Company’s intangible assets with finite lives consist of capitalized website costs. For all periods presented, all of the Company’s identifiable intangible assets were subject to amortization. The net carrying amounts related to acquired intangible assets as of December 31, 2016 are as follows:

	Net Carrying Amount	Weighted average amortization period (years)
Website at January 1, 2015, net	$10,700	2.59
Amortization expenses	(4,625)
Website at December 31, 2015, net	$6,075	1.59
Amortization expenses	(5,156)
Website at December 31, 2016, net	$919	0.59

The Company has applied the provision of ASC topic 350-50-50 Intangible - Goodwill and Other/Website Development Costs, in accounting for its costs incurred to purchase its website. Capitalized website costs are being amortized by the straight line method over an estimated useful life of three (3) years. Amortization cost was approximately $5,000 for the years ended December 31, 2016 and 2015.